Federated Global Total Return Bond Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—61.6%
	AUSTRALIAN DOLLAR—2.5%
	Sovereign—1.6%
940,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$667,818
	State/Provincial—0.9%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, Series 21, 5.500%, 6/21/2021	359,708
	TOTAL AUSTRALIAN DOLLAR	1,027,526
	BRITISH POUND—4.1%
	Sovereign—4.1%
180,000	United Kingdom, Government of, 3.250%, 1/22/2044	345,005
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	283,708
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	372,868
210,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	306,014
300,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	412,978
	TOTAL BRITISH POUND	1,720,573
	CANADIAN DOLLAR—3.5%
	Sovereign—3.5%
250,000	Canada, Government of, 5.750%, 6/1/2033	290,697
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	637,749
700,000	Canada, Government of, Unsecd. Note, 0.750%, 9/1/2021	518,003
	TOTAL CANADIAN DOLLAR	1,446,449
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
134,059	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	23,471
	EURO—26.2%
	Banking—5.2%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	1,046,630
950,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	1,121,088
	TOTAL	2,167,718
	Consumer Products—1.2%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	485,366
	Insurance—1.4%
500,000	MAPFRE, S.A., Sr. Unsecd. Note, 1.625%, 5/19/2026	602,368
	Sovereign—18.4%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,090,485
1,040,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	1,230,606
80,000	France, Government of, 4.250%, 10/25/2023	104,398
280,000	France, Government of, Bond, 4.500%, 4/25/2041	586,745
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	554,686
400,000	Germany, Government of, 0.250%, 2/15/2027	472,928
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	177,091
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	727,896
650,000	Italy, Government of, 2.150%, 12/15/2021	745,340
450,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	649,570

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
385,000	Netherlands, Government of, 1.750%, 7/15/2023	$461,154
180,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	232,155
500,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	627,456
	TOTAL	7,660,510
	TOTAL EURO	10,915,962
	INDONESIAN RUPIAH—0.4%
	Sovereign—0.4%
2,700,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR80, 7.500%, 6/15/2035	190,068
	JAPANESE YEN—8.2%
	Sovereign—8.2%
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,228,143
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,214,467
76,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	959,307
	TOTAL JAPANESE YEN	3,401,917
	MEXICAN PESO—3.6%
	Sovereign—3.6%
10,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	506,645
20,900,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,012,699
	TOTAL MEXICAN PESO	1,519,344
	POLISH ZLOTY—0.3%
	Sovereign—0.3%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	133,690
	RUSSIAN RUBLE—0.7%
	Sovereign—0.7%
19,000,000	Russia, Government of, Series 6212, 7.050%, 1/19/2028	298,084
	SOUTH AFRICAN RAND—1.0%
	Sovereign—1.0%
9,000,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	407,208
	SWEDISH KRONA—0.6%
	Sovereign—0.6%
2,250,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	257,023
	U.S. DOLLAR—10.4%
	Banking—1.3%
$500,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	532,909
	Finance—4.8%
440,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.375%, 9/16/2020	445,737
950,000	ICBCIL Finance Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.000%, 4/5/2020	950,860
540,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	598,439
	TOTAL	1,995,036
	Oil & Gas—1.1%
400,000	Transportadora de Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	472,539
	Utilities—3.2%
700,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	748,097

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—continued
	U.S. DOLLAR—continued
	Utilities—continued
$500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	$578,701
	TOTAL	1,326,798
	TOTAL U.S. DOLLAR	4,327,282
	TOTAL BONDS (IDENTIFIED COST $25,285,955)	25,668,597
	U.S. TREASURY—19.4%
1,000,000	United States Treasury Bond, 2.875%, 5/15/2043	1,235,278
560,000	United States Treasury Bond, 2.875%, 11/15/2046	703,253
800,000	United States Treasury Bond, 4.500%, 2/15/2036	1,162,066
1,200,000	United States Treasury Note, 1.500%, 9/15/2022	1,218,008
2,600,000	United States Treasury Note, 1.500%, 9/30/2024	2,665,618
1,095,000	United States Treasury Note, 1.750%, 11/30/2021	1,109,927
	TOTAL U.S. TREASURY (IDENTIFIED COST $7,546,836)	8,094,150
	PURCHASED PUT OPTION—0.1%
	Foreign Currency—0.0%
15	United States Treasury, Notional Amount $15, Exercise Price $132.000, Expiration Date 5/22/2020	8,203
$1,600,000	USD PUT/CHF CALL, JP Morgan, Notional Amount $1,600,000, Exercise Price $0.960, Expiration Date 4/1/2020	10,192
1,319,400	EUR PUT/USD CALL, JP Morgan, Notional Amount $1,200,000, Exercise Price $1.100, Expiration Date 4/17/2020	9,922
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $26,321)	28,317
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
2,000,000	USD CALL/NOK PUT, JP Morgan, Notional Amount $2,000,000, Exercise Price $9.523, Expiration Date 3/27/2020	12,943
900,000	USD CALL/JPY PUT, Barclays, Notional Amount $900,000, Exercise Price $111.900, Expiration Date 3/4/2020	75
1,360,800	EUR CALL/USD PUT, JP Morgan, Notional Amount $1,200,000, Exercise Price $1.134, Expiration Date 4/17/2020	4,695
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $20,057)	17,713
	INVESTMENT COMPANIES—18.3%
655,336	Emerging Markets Core Fund	6,605,788
55,415	Federated Mortgage Core Portfolio	555,820
49,725	Federated Project and Trade Finance Core Fund	442,555
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,644,666)	7,604,163
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $40,523,835)	41,411,503
	OTHER ASSETS AND LIABILITIES - NET—0.6%[1]	250,376
	TOTAL NET ASSETS—100%	$41,661,879
The average market value of purchased put and call options held by the Fund throughout the period was $17,725. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]Euro-BUND Futures, Short Futures	1	EUR 192,849	June 2020	$(1,172)
[2]Euro-SCHATZ Futures, Long Futures	7	EUR 868,277	June 2020	$789
2JPN 10Y Bond, Long Futures	1	JPY 1,428,797	June 2020	$(70,002)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(70,385)
The average notional value of long and short futures contracts held by the Fund throughout the period was $661,282 and $48,212, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Options:
[2]Bank of America Merrill Lynch	USD CALL/ZAR PUT	$80,000	2/28/2020	$15.205	$(2,003)
[2]Bank of America Merrill Lynch	USD CALL/ZAR PUT	$80,000	5/29/2020	$15.75	$(2,627)
[2]Barclays	NZD CALL/USD PUT	$675,000	3/12/2020	$0.636	$(801)
2BNP Paribas	USD CALL/MXN PUT	$80,000	3/2/2020	$19.105	$(2,308)
2BNP Paribas	USD CALL/MXN PUT	$80,000	3/11/2020	$18.850	$(3,496)
[2]Morgan Stanley	USD CALL/MXN PUT	$900,000	5/29/2020	$19.90	$(23,368)
Put Options:
[2]Credit Agricole	USD PUT/CHF CALL	$900,000	3/3/2020	$0.980	$(13,862)
(PREMIUMS RECEIVED $19,840)					$(48,465)
The average market value of written call and put options held by the Fund throughout the period was $22,488. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/24/2020	Barclays	6,850,000 CNY	$977,175	$2,426
4/21/2020	Bank of America	480,000 EUR	$529,386	$2,208
4/21/2020	BNY Mellon	1,200,000 EUR	$1,333,232	$(4,248)
4/30/2020	Bank of America	1,100,000 GBP	$1,426,570	$(13,950)
4/30/2020	BNP Paribas	2,142,000,000 IDR	$154,998	$(6,545)
4/30/2020	Citibank	$1,600,000	175,975,152 JPY	$(37,009)
4/30/2020	Credit Agricole	4,670,000 THB	$149,632	$(1,458)
4/30/2020	Credit Agricole	$400,000	384,044 CHF	$233
4/30/2020	Goldman Sachs	$250,000	16,185,331 RUB	$10,071
4/30/2020	JPMorgan	$250,000	27,547,535 JPY	$(6,261)
4/30/2020	JPMorgan	$400,000	44,076,056 JPY	$(10,018)
4/30/2020	JPMorgan	$850,000	93,771,235 JPY	$(22,307)
4/30/2020	Morgan Stanley	$400,000	5,928,795 ZAR	$23,414
4/30/2020	State Street	$1,200,000	1,587,983 CAD	$16,952
4/30/2020	State Street	$1,400,000	26,747,245 MXN	$54,412
5/4/2020	Bank of America	673,620,000 KRW	$566,639	$(11,419)
5/7/2020	Bank of America	$100,000	149,436 AUD	$2,518
5/7/2020	Barclays	$200,000	153,992 GBP	$2,217
5/7/2020	Credit Agricole	$100,000	97,832 CHF	$(1,882)
5/7/2020	Credit Agricole	$600,000	553,397 EUR	$(13,421)
5/7/2020	Goldman Sachs	$200,000	3,761,700 MXN	$10,961
5/7/2020	Morgan Stanley	$200,000	264,493 CAD	$2,953

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/7/2020	Morgan Stanley	$340,000	37,492,521 JPY	$(8,873)
5/28/2020	Bank of America	65,000 AUD	$42,953	$(538)
5/28/2020	Bank of America	400,000 NOK	$42,625	$(115)
5/28/2020	Barclays	690,000 GBP	$898,731	$(12,155)
5/28/2020	Barclays	1,350,000 NZD	$855,063	$(10,538)
5/28/2020	Barclays	$900,000	867,754 CHF	$(4,853)
Contracts Sold:
3/3/2020	Bank of America	1,150,000 EUR	$1,267,795	$(1,991)
3/24/2020	HSBC	$400,000	2,755,560 CNY	$(5,934)
4/21/2020	JPMorgan	480,000 EUR	$534,799	$3,205
4/21/2020	JPMorgan	480,000 EUR	$531,017	$(576)
4/30/2020	BNY Mellon	$1,600,000	178,402,720 JPY	$59,591
4/30/2020	BNY Mellon	$1,200,000	1,587,956 CAD	$(16,971)
4/30/2020	Citibank	$800,000	87,675,208 JPY	$15,599
4/30/2020	HSBC	800,000 AUD	$541,137	$19,328
4/30/2020	HSBC	$600,000	64,935,468 JPY	$4,062
4/30/2020	JPMorgan	1,100,000 GBP	$1,421,283	$8,663
4/30/2020	JPMorgan	$400,000	386,593 CHF	$2,420
4/30/2020	JPMorgan	$400,000	6,039,082 ZAR	$(16,409)
4/30/2020	JPMorgan	$250,000	16,004,410 RUB	$(12,752)
4/30/2020	State Street	$2,180,000	236,394,796 JPY	$19,063
4/30/2020	State Street	$2,000,000	18,774,554 NOK	$(4,365)
5/7/2020	BNP Paribas	$150,000	201,116 CAD	$(169)
5/7/2020	BNY Mellon	$400,000	361,228 EUR	$408
5/7/2020	Citibank	$200,000	153,470 GBP	$(2,888)
5/7/2020	Citibank	$180,000	19,329,889 JPY	$(133)
5/7/2020	Citibank	$150,000	116,883 GBP	$121
5/7/2020	Credit Agricole	$200,000	3,770,986 MXN	$(10,494)
5/7/2020	Credit Agricole	$100,000	96,747 CHF	$752
5/7/2020	Goldman Sachs	$120,000	2,389,958 MXN	$104
5/7/2020	JPMorgan	$340,000	37,138,047 JPY	$5,575
5/7/2020	JPMorgan	$200,000	265,683 CAD	$(2,067)
5/7/2020	Morgan Stanley	$65,000	99,486 AUD	$(102)
5/7/2020	Morgan Stanley	$60,000	57,647 CHF	$33
5/7/2020	State Street	$600,000	542,025 EUR	$816
5/7/2020	State Street	$100,000	147,560 AUD	$(3,742)
5/11/2020	BNP Paribas	1,455,000,000 IDR	$105,629	$4,889
5/11/2020	BNP Paribas	1,455,000,000 IDR	$104,746	$4,006
5/28/2020	Bank of America	$80,000	1,267,052 ZAR	$161
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$32,978
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $199,884 and $243,629, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value of Written Options is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2019	—	60,248	458,182	95,411	613,841
Purchases/Additions	1,771,712	713	236,641	490	2,009,556
Sales/Reductions	(1,771,712)	(11,236)	(39,487)	(40,486)	(1,862,921)
Balance of Shares Held 2/29/2020	—	49,725	655,336	55,415	760,476
Value	$—	$442,555	$6,605,788	$555,820	$7,604,163
Change in Unrealized Appreciation/(Depreciation)	$—	$4,438	$21,290	$8,268	$33,996
Net Realized Gain/(Loss)	$(14)	$—	$15,437	$10	$15,433
Dividend Income	$43	$6,470	$65,370	$4,960	$76,843
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$25,668,597	$—	$25,668,597
U.S. Treasury	—	8,094,150	—	8,094,150
Purchased Put Options	8,203	20,114	—	28,317
Purchased Call Options	—	17,713	—	17,713
Investment Companies[1]	7,161,608	—	—	7,604,163
TOTAL SECURITIES	$7,169,811	$33,800,574	$—	$41,412,940
Other Financial Instruments:
Assets
Futures Options	$789	$—	$—	$789
Written Call Options	—	—	—	—
Written Put Options	—	—	—	—
Foreign Exchange Contracts	—	277,161	—	277,161
Liabilities
Futures Options	(71,174)	—	—	(71,174)
Written Call Options	—	(34,603)	—	(34,603)
Written Put Options	—	(13,862)	—	(13,862)
Foreign Exchange Contracts	—	(244,183)	—	(244,183)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(70,385)	$(15,487)	$—	$(85,872)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $442,555 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—China Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
RUB	—Russian Ruble
THB	—Thai Baht
ZAR	—South African Rand